Expenses by Nature - Schedule of Service Category (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Advisory and transaction services [Member]
Schedule of Service Category [Line Items]
Cost of revenue
Corporate business training services [Member]
Schedule of Service Category [Line Items]
Cost of revenue	195,986	257,121
Corporate consulting services [Member]
Schedule of Service Category [Line Items]
Cost of revenue	30,091	724,268
Cost goods sold from sales of devices to support AI data collection and analysis [Member]
Schedule of Service Category [Line Items]
Cost of revenue	2,770,893
Service, Other [Member]
Schedule of Service Category [Line Items]
Cost of revenue	$ 30,130